WARRANT LIABILITIES - Quantitative information regarding Level 3 fair value measurements inputs for the Company's warrants (Details)	Jun. 30, 2026	Dec. 31, 2025	Mar. 18, 2021
Volatility
WARRANT LIABILITIES
Measurement inputs of the warrants	23.61	25.04	31.26
Stock price
WARRANT LIABILITIES
Measurement inputs of the warrants	2.6	3.48	126.34
Expected life of the warrants to convert
WARRANT LIABILITIES
Measurement inputs of the warrants	0.22	0.72	5.5
Risk free rate
WARRANT LIABILITIES
Measurement inputs of the warrants	3.92	3.63	1.09
Dividend yield
WARRANT LIABILITIES
Measurement inputs of the warrants	0	0	0